Loans and Allowance for Loan Losses - Schedule of Current, Accruing Past Due, and Non-Accrual Loans by Portfolio Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	$ 44,625,627	$ 42,609,028
Non-accrual with an ALL	248,506	271,174
Non-accrual without an ALL	7,751	37,990
Accrued interest receivable	$ 214,700	$ 217,100
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Deferred loan costs (fees)	$ (46,700)	$ (34,100)
Commercial & Industrial
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	24,288,664	22,331,129
Non-accrual with an ALL	146,543	119,264
Non-accrual without an ALL	4,949	37,990
Commercial & Industrial | Commercial, financial, and agricultural
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	16,174,745	14,498,992
Non-accrual with an ALL	120,713	98,145
Non-accrual without an ALL	4,582	24,729
Commercial & Industrial | Owner-occupied
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	8,113,919	7,832,137
Non-accrual with an ALL	25,830	21,119
Non-accrual without an ALL	367	13,261
Commercial Real Estate
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	12,097,395	12,014,619
Non-accrual with an ALL	37,589	77,804
Non-accrual without an ALL	1,021	0
Commercial Real Estate | Investment properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	11,279,922	11,181,204
Non-accrual with an ALL	34,679	74,030
Non-accrual without an ALL	989	0
Commercial Real Estate | 1-4 family properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	542,178	545,918
Non-accrual with an ALL	2,728	2,385
Non-accrual without an ALL	32	0
Commercial Real Estate | Land and development
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	275,295	287,497
Non-accrual with an ALL	182	1,389
Non-accrual without an ALL	0	0
Consumer
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	8,239,568	8,263,280
Non-accrual with an ALL	64,374	74,106
Non-accrual without an ALL	1,781	0
Consumer | Consumer mortgages
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	5,212,860	5,288,776
Non-accrual with an ALL	45,354	50,834
Non-accrual without an ALL	1,618	0
Consumer | Home equity
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,844,991	1,831,287
Non-accrual with an ALL	13,024	17,365
Non-accrual without an ALL	163	0
Consumer | Credit cards
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	185,828	185,871
Non-accrual with an ALL	0	0
Non-accrual without an ALL	0	0
Consumer | Other consumer loans
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	995,889	957,346
Non-accrual with an ALL	5,996	5,907
Non-accrual without an ALL	0	0
Current
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	44,306,666	42,190,986
Current | Commercial & Industrial
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	24,111,935	22,106,891
Current | Commercial & Industrial | Commercial, financial, and agricultural
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	16,029,058	14,352,839
Current | Commercial & Industrial | Owner-occupied
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	8,082,877	7,754,052
Current | Commercial Real Estate
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	12,055,904	11,931,858
Current | Commercial Real Estate | Investment properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	11,243,037	11,105,168
Current | Commercial Real Estate | 1-4 family properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	538,285	541,897
Current | Commercial Real Estate | Land and development
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	274,582	284,793
Current | Consumer
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	8,138,827	8,152,237
Current | Consumer | Consumer mortgages
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	5,160,701	5,228,580
Current | Consumer | Home equity
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,816,272	1,800,614
Current | Consumer | Credit cards
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	182,283	182,435
Current | Consumer | Other consumer loans
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	979,571	940,608
Accruing 30-89 Days Past Due
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	58,423	60,286
Accruing 30-89 Days Past Due | Commercial & Industrial
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	22,746	20,647
Accruing 30-89 Days Past Due | Commercial & Industrial | Commercial, financial, and agricultural
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	17,901	12,947
Accruing 30-89 Days Past Due | Commercial & Industrial | Owner-occupied
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	4,845	7,700
Accruing 30-89 Days Past Due | Commercial Real Estate
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	2,863	4,755
Accruing 30-89 Days Past Due | Commercial Real Estate | Investment properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,217	2,006
Accruing 30-89 Days Past Due | Commercial Real Estate | 1-4 family properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,115	1,636
Accruing 30-89 Days Past Due | Commercial Real Estate | Land and development
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	531	1,113
Accruing 30-89 Days Past Due | Consumer
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	32,814	34,884
Accruing 30-89 Days Past Due | Consumer | Consumer mortgages
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	5,187	9,362
Accruing 30-89 Days Past Due | Consumer | Home equity
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	15,532	13,131
Accruing 30-89 Days Past Due | Consumer | Credit cards
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,773	1,573
Accruing 30-89 Days Past Due | Consumer | Other consumer loans
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	10,322	10,818
Accruing 90 Days or Greater Past Due
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	4,281	48,592
Accruing 90 Days or Greater Past Due | Commercial & Industrial
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	2,491	46,337
Accruing 90 Days or Greater Past Due | Commercial & Industrial | Commercial, financial, and agricultural
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	2,491	10,332
Accruing 90 Days or Greater Past Due | Commercial & Industrial | Owner-occupied
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	36,005
Accruing 90 Days or Greater Past Due | Commercial Real Estate
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	18	202
Accruing 90 Days or Greater Past Due | Commercial Real Estate | Investment properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	0
Accruing 90 Days or Greater Past Due | Commercial Real Estate | 1-4 family properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	18	0
Accruing 90 Days or Greater Past Due | Commercial Real Estate | Land and development
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	202
Accruing 90 Days or Greater Past Due | Consumer
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,772	2,053
Accruing 90 Days or Greater Past Due | Consumer | Consumer mortgages
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	0
Accruing 90 Days or Greater Past Due | Consumer | Home equity
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	177
Accruing 90 Days or Greater Past Due | Consumer | Credit cards
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,772	1,863
Accruing 90 Days or Greater Past Due | Consumer | Other consumer loans
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	0	13
Total Accruing Past Due
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	62,704	108,878
Total Accruing Past Due | Commercial & Industrial
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	25,237	66,984
Total Accruing Past Due | Commercial & Industrial | Commercial, financial, and agricultural
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	20,392	23,279
Total Accruing Past Due | Commercial & Industrial | Owner-occupied
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	4,845	43,705
Total Accruing Past Due | Commercial Real Estate
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	2,881	4,957
Total Accruing Past Due | Commercial Real Estate | Investment properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,217	2,006
Total Accruing Past Due | Commercial Real Estate | 1-4 family properties
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	1,133	1,636
Total Accruing Past Due | Commercial Real Estate | Land and development
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	531	1,315
Total Accruing Past Due | Consumer
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	34,586	36,937
Total Accruing Past Due | Consumer | Consumer mortgages
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	5,187	9,362
Total Accruing Past Due | Consumer | Home equity
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	15,532	13,308
Total Accruing Past Due | Consumer | Credit cards
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	3,545	3,436
Total Accruing Past Due | Consumer | Other consumer loans
Financing Receivable, Nonaccrual [Line Items]
Loans, net of deferred fees and costs	$ 10,322	$ 10,831